Other Receivables and Prepaid Expenses - Summary of Other Receivables and Prepaid Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Receivables and Prepaid Expenses [Abstract]
Prepaid expenses	$ 2,121	$ 150
Government institutions	312	56
Other	250	0
Total	$ 2,683	$ 206